OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES [abstract]
OTHER NON-CURRENT LIABILITIES

15.   OTHER NON-CURRENT LIABILITIES

As at	Note	December 31, 2023	December 31, 2022
Restricted share units	17(b)	$2,648	$1,490
Other		7,325	1,106
Total other non-current liabilities		$9,973	$2,596

Other non-current liabilities include $6.4 million of severance provisions for the anticipated San Jose mine closure at the end of 2024.